SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost and estimated fair value of securities

  The amortized cost and fair value of securities available-for-sale and held-to-maturity at December 31, 2015 and 2014 are summarized as follows:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
December 31, 2015:	(dollars in thousands)
Available-for-sale securities:
U.S. government sponsored agencies	$132,543	$40	$(1,526)	$131,057
U.S. government sponsored agency mortgage backed	171,620	6	(4,559)	167,067
securities
States and political subdivisions	71,493	1,916	(90)	73,319
Corporate bonds	23,632	54	(110)	23,576
	$399,288	$2,016	$(6,285)	$395,019
Held-to-maturity securities:
States and political subdivisions	$4,059	$33	$(3)	$4,089

December 31, 2014:
Available-for-sale securities:
U.S. government sponsored agencies	$162,289	$50	$(3,085)	$159,254
U.S. government sponsored agency mortgage backed
securities	172,035	64	(4,129)	167,970
State and political subdivisions	51,374	1,658	(150)	52,882
Corporate bonds	17,705	129	(54)	17,780
	$403,403	$1,901	$(7,418)	$397,886
Held-to-maturity securities:
States and political subdivisions	$21,985	$278	$-	$22,263

Schedule of Corporation's investments' gross unrealized losses and fair value

 The following table shows the Company’s investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment class and length of time that individual securities had been in a continuous unrealized loss position at December 31, 2015 and 2014:

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses
	(dollars in thousands)
`
Available-for-sale securities:
U.S. government sponsored agencies	$70,454	$(425)	$43,080	$(1,101)	$113,534	$(1,526)
U.S. government sponsored agency
mortgage backed securities	74,860	(1,073)	90,125	(3,486)	164,985	(4,559)
States and political subdivisions	8,472	(64)	2,556	(26)	11,028	(90)
Corporate bonds	14,504	(87)	1,854	(23)	16,358	(110)
	$168,290	$(1,649)	$137,615	$(4,636)	$305,905	$(6,285)

Held-to-maturity securities:
States and political subdivisions	$438	$(3)	$-	$-	$438	$(3)

December 31, 2014:
Available-for-sale securities:
U.S. government sponsored agencies	$46,977	$(219)	$104,815	$(2,866)	$151,792	$(3,085)
U.S. government sponsored agency
mortgage backed securities	21,339	(77)	128,935	(4,052)	150,274	(4,129)
States and political subdivisions	14,539	(142)	1,418	(8)	15,957	(150)
Corporate bonds	4,783	(17)	3,207	(37)	7,990	(54)
	$87,638	$(455)	$238,375	$(6,963)	$326,013	$(7,418)

Schedule of amortized cost and fair value of available-for-sale securities and held-to-maturity securities, by contractual maturity

The amortized cost and fair value of available-for-sale and held-to-maturity securities at December 31, 2015 and 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale		Held-to-maturity
	Amortized	Fair	Amortized	Fair
December 31, 2015	cost	value	cost	value
	(dollars in thousands)
Within one year	$5,678	$5,695	$475	$476
One to five years	132,685	131,605	984	997
Five to ten years	49,992	50,396	610	611
After ten years	39,313	40,256	1,990	2,005
Mortgage-backed securities	171,620	167,067	-	-
	$399,288	$395,019	$4,059	$4,089

Schedule of gross realized gains and losses recognized in income

The book value of securities sold under agreements to repurchase amounted to $30.5 million and $35.0 million at December 31, 2015 and 2014, respectively.

	Years ended December 31,
	2015		2014	2013
	(dollars in thousands)
Gross gains recognized on sales of securities		$579	$737	$1,026
Gross losses recognized on sales of securities		(45)	(85)	(197)
Net realized gains on sales of securities available-for-sale		$534	$652	$829